Leases - Summary of Supplemental Balance Sheet Information Related to Leases (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Weighted-average remaining lease term Operating leases	1 year 2 months 12 days	1 year 10 months 24 days	2 years 4 months 24 days
Weighted-average discount rate Operating lease	4.55%	4.58%	5.17%